Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Termination and Long-term Service Arrangements [Line Items]
Non-current liability	$ 533	$ 591
Termination and Long-term Service Arrangements [Member]
Schedule of Termination and Long-term Service Arrangements [Line Items]
Projected benefit obligation Beginning of year	445	387
Projected benefit obligation Current service cost	16	16
Projected benefit obligation Interest cost	20	20
Actuarial (gains) losses and changes in actuarial assumptions	(4)	21
Projected benefit obligation Benefits paid	(46)	(24)
Projected benefit obligation Foreign exchange	(40)	25
Ending funded status – Plan deficit	391	445
Current liability	16	17
Non-current liability	375	428
Net liability	391	445
Unrecognized actuarial losses recorded in accumulated other comprehensive income	(51)	(59)
Current service cost	16	16
Interest cost	20	20
Actuarial losses	3	7
Net periodic benefit cost	$ 39	$ 43